Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares issued	44,766,003	37,749,381
Ordinary share, shares outstanding	44,766,003	37,749,381